Profit On Sale Of Assets Realization Of Loans Indirect Tax And Other	9 Months Ended
Sep. 30, 2011
Profit/(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other [Abstract]
Profit(Loss) On Sale Of Assets Realization Of Loans Indirect Tax And Other Text Block
	Nine months ended September 30,
	2011	2010
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Impairment of investments (1)	18	-
Indirect tax expenses and legal claims (2)	13	11
Mandatory convertible bonds underwriting and professional fees	-	26
Black economic empowerment transaction restructuring costs for Izingwe Holdings (Proprietary) Limited	7	-
Loss on disposal of land, equipment and assets in South Africa, Continental Africa, Australasia and the Americas	2	15
Impairment of other receivables	1	8
Royalties received (3)	(71)	(2)
Profit on disposal of the Company's subsidiary ISS International Limited (4)	(2)	-
Mining contractor termination costs	-	1
Net insurance claim recovery (5)	-	(15)
Profit on disposal of investments	-	(6)
Recovery on consignment inventory	-	(5)

	(32)	33

Taxation expense/(benefit) on above items	13	(4)

(1) Impairment of investments include (see note M):
First Uranium Corporation (South Africa)	16
Village Main Reef Limited (South Africa)	2

(2) Indirect taxes and legal claims are in respect of:
Ghana	5
Guinea	7	5
Namibia	1
Tanzania		6

(3) Included in royalties received are royalties from Newmont Mining Corporation (2009 sale of Boddington Gold mine), Simmers & Jack Mines Limited (2010 sale of Tau Lekoa Gold mine) and the sale of AngloGold Ashanti Ghana Limited's interests in a royalty stream related to the Ayanfuri Mine to Franco Nevada Corporation for $35 million during June 2011.

(4) ISS International Limited ("ISSI") was classified as held for sale effective November 3, 2010, after AngloGold Ashanti entered into a memorandum of understanding with the Institute of Mine Seismology for the disposal of ISSI. The sale was concluded on February 28, 2011.

(5) On May 22, 2009, an insurable event occurred at Savuka Gold Mine. The Company recovered $42 million from its insurers. Amounts received during the nine months ended September 30, 2010 included:

Business interruption recoveries		(15)
Reimbursement of costs (included in Production costs)		(16)